Therapy development expenses (Tables)	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of detailed information about therapy development expenses [text block]

	For the year ended December 31
(in EUR 000)	2021	2020	2019
Staff costs	1,586	696	553
Consulting and contractors' fees	1,464	813	169
Facilities	8	8	—
Clinical studies	—	150	—
Travel	174	123	85
Other	367	74	95
Total therapy development expenses	3,599	1,864	902